Share-Based Payment	12 Months Ended
Dec. 31, 2019
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 18: SHARE-BASED PAYMENT

a.	The expense recognized in the financial statements for services received is shown in the following table:

	Year ended December 31,
	2019	2018	2017
Equity-settled share-based payment plans to employees, directors and consultants	$1,263	$710	$1,028

b.	The share-based payment transactions that the Company granted to its employees, directors and consultants are shown in the following table:

Issuance Date	Grantee	Options outstanding as of December 31, 2019	Exercise price NIS	Exercise price $*)	Exercisable as of December 31, 2019	Exercisable Through	Total Fair Value $
December 8, 2015	Employees and Consultant	292,250	25.99	6.70	292,250	December 8, 2025	1,053
December 8, 2015	Employees and Consultant	270,000	31.19	8.04	270,000	December 8, 2025	1,247
April 1, 2017	Chief Executive Officer and Director	566,262	19.97	5.47	566,262	April 1, 2025	1,100
December 3, 2017	Director	27,500	21.37	6.12	9,167	December 3, 2027	54
November 12, 2018	Directors	110,000	23.39	6.36	—	November 12, 2026	298
November 12, 2018	Employees and officers	672,600	23.39 - 24.22	6.36 - 6.59	—	November 12, 2026	2,299
October 1, 2019	Chief Financial and Operating Officer	50,000	19.08	5.48	—	October 1, 2027	100

*)	As of grant date.

c.	The fair value of the Company's options granted for the years ended December 31, 2019, 2018 and 2017 was estimated using the Binomial model with the following assumptions:

	Year ended December 31,
	2019	2018	2017
Dividend yield (%)	0	0	0
Expected volatility (%)	40.06 - 48.09	40.51 - 48.25	40.58 - 56.77
Risk-free interest rate (%)	1.61 – 1.73	0.28 - 2.22	0.11 - 2.00
Expected exercise factor	2.8	2.8	2.8
Post-vesting forfeiture rate (%)	5	5	5 - 10

d.	Movement during the year:

	Year ended December 31,
	2019		2018
	Number of options	Weighted average exercise price(*)	Number of options	Weighted average exercise price(*)
		$		$
Outstanding at January 1,	2,425,192	$6.6	1,721,059	$7.9
Granted	50,000	5.5	962,300	6.3
Expired	(59,765)	7.5	(199,499)	10.8
Forfeited	(201,615)	7.0	(58,668)	7.9

Outstanding at December 31,	2,213,812	$7.1	2,425,192	$6.6

Exercisable at December 31,	1,362,879	$7.38	912,893	$7.17

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2019 and 2018, respectively.

The weighted average remaining contractual life for the options outstanding as of December 31, 2019 and 2018 was approximately six years.

The range of exercise prices for options outstanding as of December 31, 2019 and 2018 was NIS 19.08-59.13.